Intangible assets	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about intangible assets [abstract]
Intangible assets
10 Intangible assets

Changes in intangible assets
	Goodwill		Software		Other		Total
in EUR million	2022	2021	2022	2021	2022	2021	2022	2021
Opening balance	472	533	682	846	2	15	1,156	1,394
Opening balance adjustment	25						25
Additions			54	44			54	44
Capitalised expenses			144	135			144	135
Amortisation			-226	-260		-1	-226	-261
Impairments [1]	-32		-22	-82		-12	-54	-94
Reversal of impairment
Exchange rate differences	-1	-61	4				2	-62
Disposals			-3				-3
Changes in the composition of the group and other changes			3	-1			3
Closing balance	464	472	636	682	2	2	1,102	1,156

Gross carrying amount	464	472	2,491	2,521	8	59	2,962	3,052
Accumulated amortisation			-1,787	-1,710	-4	-9	-1,790	-1,719
Accumulated impairments			-69	-129	-2	-48	-70	-177
Net carrying value	464	472	636	682	2	2	1,102	1,156
1 Impairments of intangible assets are presented within Other operating expenses in the statement of Profit or Loss.
Goodwill
Following a change in monitoring from a centralised towards a de-centralised approach for Retail as from the beginning of 2022, goodwill related to the group of cash generating units (CGUs) 'Retail Growth Markets' was re-allocated to the underlying CGUs Retail Romania, Retail Poland and Retail Turkey using a relative value approach.
Goodwill is allocated to groups of cash generating units (CGUs) as follows:

Goodwill allocation to group of CGUs
in EUR million	Method used for recoverable amount	Discount rate	Terminal growth rate	Goodwill	Goodwill
Group of CGU’s				2022	2021
Retail Netherlands	Value in use	8.46%	2.04%	30	30
Retail Germany	Value in use	8.35%	1.82%	349	349
Retail Poland	Value in use	10.31%	2.50%	69	70
Retail Romania	Value in use	12.32%	2.60%	15	15
Retail Turkey					7
				464	472
Impairment testing
Goodwill is tested for impairment annually in the fourth quarter by comparing the recoverable amount of each goodwill-carrying CGU with its carrying amount. The key assumptions used in the calculation of the recoverable amounts are included in the table above. Furthermore, ING Group tests goodwill whenever a triggering event is identified, as with the re-allocation from Group of CGUs to country level CGUs on 1 January 2022. The re-allocated goodwill to Turkey CGU, after first being adjusted for hyperinflation accounting for EUR 25 million, was fully impaired for the amount of EUR 32 million (based on discount rate 24.04% and terminal growth rate 10.40% as per 1 January 2022). Turkey is part of the Retail Other segment.
At the annual impairment test in the fourth quarter, the recoverable amount exceeds the carrying value of the CGUs as at 31 December 2022 and therefore no impairment is required.
Methodology
In line with IFRS, the recoverable amount is determined as the higher of the fair value less costs of disposal and Value in Use (VIU). The VIU calculation is based on a Dividend Discount model using three year management approved plans, updated for expected changes in the macroeconomic environment. When estimating the VIU of a CGU, local conditions and requirements determine the capital requirements, discount rates, and terminal growth rates. These local conditions and requirements determine the ability to upstream excess capital and profits to ING Group. The discount rate calculation includes other inputs such as equity market premium, country risk premium, and long term inflation which are based on market sources and management’s judgement. The long term growth rate for EU-countries is based on long term risk-free rate by reference to the yield of a composite index consisting of Euro generic government bonds, with a maturity of 30 years . For other countries, the growth rate includes long term inflation rate obtained from market sources.
Sensitivity of key assumptions
Key assumptions in the goodwill impairment test model are the projected locally available cash flows (based on local capital requirements and projected profits), discount rates (cost of equity), and long term growth rates.
The recoverable amounts of the CGUs are sensitive to the above key assumptions. A decrease in the available cash flows of 10%, an increase in the discount rate of 1 percent point or a reduction of future growth rate to zero are considered reasonably possible changes in key assumptions. If the aforementioned changes occur to one of the above key assumptions holding the other key assumptions constant, goodwill of the remaining CGUs will continue to be recoverable.
Other changes
Other changes in goodwill in 2022 relate to changes in currency exchange rates of Retail Poland and Retail Romania goodwill.
Software
Software includes internally developed software amounting to EUR 540 million (2021: EUR 573 million).
Software is reviewed for indicators of impairment. Irrespective of whether there is an indication of impairment, software under development is tested annually for impairment. In 2022, individually immaterial items were impaired for an amount of EUR 22 million. In 2021, an impairment of EUR 51 million with regard to software in the payments and cash management business was recognised. The remaining software impairments in 2021 related to various, individually immaterial items.